DWS Strategic High Yield Tax-Free Fund Expense Example, No Redemption - Class ACIS [Member] - DWS Strategic High Yield Tax-Free Fund	Sep. 24, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 368
Expense Example, No Redemption, 3 Years	579
Expense Example, No Redemption, 5 Years	807
Expense Example, No Redemption, 10 Years	1,461
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	172
Expense Example, No Redemption, 3 Years	549
Expense Example, No Redemption, 5 Years	952
Expense Example, No Redemption, 10 Years	1,874
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	242
Expense Example, No Redemption, 5 Years	429
Expense Example, No Redemption, 10 Years	969
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	424
Expense Example, No Redemption, 10 Years	$ 958